SHARE BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2013
SHARE BASED COMPENSATION
Nonvested Restricted Stock Units Activity
A summary of the activity relating to restricted common shares during the six months ended June 30, 2013 is as follows:

	Number of Shares	Weighted Average Fair Values	Weighted Average Vesting Period (Years)
Outstanding and non-vested shares, as of December 31, 2012	54,984	$0.99	2.9
Granted (1)	1,238,659	9.30	0.8
Forfeited	(33,352)	10.10	-
Vested	(576,783)	9.77	-
Outstanding and non-vested shares, as of June 30, 2013	683,508	9.30	1.6

(1)
On April 1, 2013, the Company granted and issued the following common shares: (i) 925,926 common shares to the Chairman, Mr. Zolotas, and 158,223 common shares to top management employees, of which 40% vested upon issuance and the remaining shares will vest 30% on April 1, 2014 and 30% on April 1, 2015, granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company; (ii) 84,508 common shares to employees and consultants, which vested upon issuance, granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company; (iii) 70,002 common shares to non-executive directors, which vested upon issuance.